Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Use of estimates in the preparation of financial statements
A.	Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions include (i) revenue recognition and (ii) recoverability of the Company’s goodwill.

Functional currency
B.	Functional currency

The functional currency of the Company and all of its subsidiaries all of which are primarily a direct and integral component of the Company’s operation is the U.S. dollar (“$” or “dollar”), as the dollar is the primary currency of the economic environment in which the Company and its subsidiaries have operated (which is the currency of the environment in which an entity primarily generates cash) and expects to continue to operate in the foreseeable future.

Balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the consolidated Statement of Operations and Comprehensive Loss, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions are presented within financing income or expenses.

Principles of consolidation
C.	Principles of consolidation
The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances have been eliminated upon consolidation.
Cash and cash equivalents
D.	Cash and cash equivalents

Cash is short-term highly liquid investment which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use and that are readily convertible to cash with maturities of three months or less as of the date acquired.

Short-term bank deposit
E.	Short-term bank deposit

A short-term bank deposit represents a deposit with a banking institution for a period in excess of three months, but less than one year following the date of deposit. The deposit is presented in accordance with the deposit terms.

Research and development expenses
F.	Research and development expenses

Research and development expenses are expenses as incurred, except to the extent that such costs are associated with internal-use software that qualifies for capitalization (see also Note 2G below).

Internal-use software costs
G.	Internal-use software costs

The Company capitalized certain internal software development costs, consisting mainly of direct labor (including stock-based compensation expenses), associated with creating the internally developed software related to its SaaS solution.

In accordance with ASC 350-40, “Internal-Use Software”, the capitalization of costs to develop internal-use software begins when preliminary development efforts are successfully completed. The Company has committed project funding to develop internal-use software and it is probable that the project will be completed, and the software will be used as intended. Costs related to the design or maintenance of internal-use software are expensed as incurred. Capitalized costs are amortized over the estimated useful life of the software, which is generally three years, once the capitalized asset is ready for its intended use, using the straight-line method in which the management believes the expected benefit will be derived.

The Company periodically reviews internal-use software costs to determine whether the projects will be completed, placed in service, removed from service, or replaced by other internally developed or third-party software. If the asset is not expected to provide any future benefit, the asset is retired, and any unamortized cost is expensed. Capitalized internal-use software costs are recorded under intangible assets, net.

When events or changes in circumstances are required, the Company assesses the likelihood of recovering the cost of internal-use software. If the net book value is not expected to be fully recoverable, internal-use software would be impaired to its fair value. Measurement of any impairment loss is based on the excess of the carrying value of the asset over the fair value.

During 2024, the Company stopped capitalization and started amortizing the internal software development costs over the useful life of three years. The amounts are included under cost of revenues (see Note 5 below).

Goodwill and intangible assets
H.	Goodwill and intangible assets

Goodwill is the amount by which the purchase price of acquired net assets in a business combination exceeded the fair values of the net identifiable assets on the date of acquisition. Goodwill is not amortized but evaluated for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment of goodwill is tested at the level of the reporting unit. As required by ASC 350 “Intangibles-Goodwill and Other”, the Company chooses either to perform a qualitative assessment whether a goodwill impairment test is necessary or proceeds directly to the goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the quantitative goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any.

The Company determined that its operations represent a single reporting unit. Prior to the completion of the U.S. IPO, the Company determined the fair value of its reporting unit by using the income approach. Upon completion of the U.S. IPO in February 2023, the fair value of the Company’s reporting unit is determined internally by the management based on observable inputs of the Company. As of the reported periods, the Company has performed the annual impairment test and has determined that impairment loss is not required to be recognized.

Finite lived intangible assets acquired in business combinations (i.e. trade names), are initially recorded at fair value. The cost of internal-use software is based on the criteria described in Note 2G above. Such intangible assets are amortized on a straight-line basis over their estimated useful lives. The intangible asset lives have been determined based upon the anticipated period over which the Company will derive future cash flows from the intangible assets. The Company has considered the effects of legal, regulatory, contractual, competitive, and other economic factors in determining these useful lives. The Company’s finite lived intangible assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of such assets is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. When it is determined that the carrying value of the asset is not recoverable, the asset is written down to its estimated fair value.

During all reported periods, impairment losses were not identified through the impairment test.

The lives used in computing straight-line amortization for financial reporting purposes are as follows:

Rate of depreciation	%

Trade names	10
Internal-use software	33

Property and equipment
I.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the consolidated Statements of Operations and Comprehensive Loss.

The Company’s long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. To date, the Company has not incurred any impairment losses.

The lives used in computing straight-line depreciation for financial reporting purposes are as follows:

Rate of depreciation	%

Computers and peripheral equipment	33
Office furniture and equipment	7-15

Leases
J.	Leases

The Company entered into several non-cancellable short term lease agreements for offices for use in its operations, which are classified as operating leases (see below), whereby the Company applies ASC Topic 842, “Leases” (“ASC 842”) under which the Company determines if an arrangement is a lease at inception.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if certain criteria are met: (i) the lease transfers ownership of the asset by the end of the lease term, (ii) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (iii) the lease term is for a major part of the remaining useful life of the asset, (iv) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all the Company’s lease contracts for premises do not meet any of the criteria above, otherwise, a lease is classified as an operating lease. The Company concluded that all its lease contracts should be classified as operating leases.

Right of Use (“ROU”) assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The lease term includes options to extend when it is considered reasonably certain that the company will exercise the option. As most of the Company’s leases do not provide an implicit rate, the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available on the commencement of the lease. The Company uses the long-lived assets impairment guidance in ASC 360-10, “Property, Plant, and Equipment - Overall”, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

During the years 2025 and 2024, all leases were for periods that are 12 months or less.

The Company also elected the short-term lease recognition exemption for all leases that qualify (leases with a term of 12 months or less at the commencement date). For those leases, ROU assets or lease liabilities are not recognized and rent expense is recognized on a straight-line basis over the lease term. See also Note 9 for further information.

Employee benefit plans
K.	Employee benefit plans

The Company’s liability for severance pay to its Israeli employees is subject to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which all of the Company’s employees are entitled to monthly deposits by the Company, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheets as severance pay risks have been irrevocably transferred to the severance funds. All deposits required through December 31, 2025 have been made.

Deferred income taxes
L.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes”. Accordingly, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the enacted tax rates expected to be in effect when these differences reverse. Valuation allowance in respect of deferred tax assets is provided for, if necessary, to reduce deferred tax assets is amounts more likely than not to be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The accounting policy of the Company is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its consolidated financial statements during the reported periods and did not recognize any liability with respect to an unrecognized tax position in its balance sheets.

Contingencies
M.	Contingencies

The Company and its subsidiaries may be involved in certain legal proceedings and certain business relationships that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company applies the provisions of ASC Topic 450, Contingencies. Thus, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Revenue recognition
N.	Revenue recognition

The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”) under which the Company determines revenue recognition through the following five steps (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that mostly include software and software related services (i.e. Post-Contract Customer Support (“PCS”)), which are generally capable as being distinct from each other and accounted for as separate performance obligations.

The Company derives its revenue from licensing the rights to use its software for a limited term (mainly for a period of one to three years) or on a perpetual basis for enterprises that incorporate the Company’s perpetual license in their own products delivered to end users and for the Company’s products sold to thousands private consumers, as applicable to each contract, and from, provision of related maintenance and technical support. The Company sells its products through direct sales force and indirectly through distributors and consumer platforms.

Revenue is recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services. However, when the consideration for the license is based on sales of the related customer (i.e. sales-based), the company applies the provisions of ASC 606 with respect to sales-based or usage-based royalties promised in exchange for a license of intellectual property and recognizes revenue only when the underlying sales occur, as long as this approach does not result in the acceleration of revenue ahead of the Company’s performance.

Under ASC 606, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license (either timely-based or perpetual) or software related services to the customer, either at a point in time or over time. The Company recognizes its revenue from software sales at a point in time upon delivery of its software license. The software license is considered a distinct performance obligation, as the customer can benefit from the software on its own. The Company’s revenue from PCS are derived from annual maintenance providing for unspecified upgrades on a when-and-if-available basis. The right for an unspecified upgrade for the version acquired by the customer and enhancements on a when-and-if-available basis that do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered, if any. The Company considers the PCS performance obligation as a distinct performance obligation that is satisfied over time and recognized on a straight-line basis over the contractual period (mainly over a period of one year either for timely-based license or for perpetual license).

As the Company bundles software licenses (either time-based or perpetual) together with PCS, the transaction price is allocated to the separate performance obligations on a relative standalone selling price basis.

Since the Company does not sell PCS on a stand-alone basis and due to the fact that these services are usually involved with limited customer support, mainly based on several hours of technical support per contract (as management believes the technology and products covered under the software license component are mature and fully functional as delivered to the costumer), the standalone selling prices of the PCS are determined based on the expected cost plus a margin (“cost-plus approach”) based on estimation of direct fulfillment cost (an hourly service) and a reasonable margin. Such an estimate is also corroborated with the price that the Company would have to pay to a third-party service provider for a similar support service.

The stand-alone selling price of software licenses (either timely-based or perpetual) is estimated by management based on an adjusted market assessment approach which represents management estimation of the price that a customer in the market will be willing to pay for such a license on a stand-alone basis (i.e. without any PCS).

Due to the fact that the PCS services are usually involved with limited customer support, mainly based on several hours of technical support per contract, the transaction price allocated to the PCS is considered insignificant. Consequently, most of the transaction price is allocated to the software licenses.

During the reported periods, costs to obtain contracts were in an insignificant amount.

The Company does not grant a right of return to its customers. When product delivered to the customer is subject to evaluation, the Company defers revenue until evaluation is completed subject to formal selling agreement with the customer, at which time revenue is recognized provided that all other revenue recognition criteria are met.

The Company also derives revenues from the traffic operations in the Google AdSense program, a web advertising platform, that the Company makes available on its websites. Google pays the Company on a cost-per-click basis. The Company recognizes revenue at a point of time when the fees are paid to it by Google based on the volume of clicks through Google AdSense advertisements.

The Company receives payments from customers based upon contractual payment schedules. Trade receivables are recorded when right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables include amounts related to contractual right to consideration for completed performance obligations not yet invoiced. As of December 31, 2025 and 2024, unbilled receivables balance amounted to $13 and $26, respectively, and are included within trade receivables balance in the Company’s Consolidated Balance Sheets.

As of December 31, 2025 and 2024, the Company had $9 and $30, respectively, of remaining performance obligations not yet satisfied or partly satisfied related to revenue (mostly PCS). Such amounts are presented as deferred revenue which are expected to be recognized as revenue during the next twelve months.

See also Note 15 for further discussion related to disaggregation of revenue.

Concentrations of credit risk and allowance for doubtful accounts
O.	Concentrations of credit risk and allowance for credit losses

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash short term bank deposits and trade receivables as well as certain other current assets that do not amount to a significant amount. Cash is primarily held in dollar and New Israeli Shekels (NIS), are deposited with major banks in Israel, U.S. and Russian Federation and the short-term bank deposits are held in dollar and are deposited with major Israeli bank. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company does not have any significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements. Most of the Company’s sales are mainly derived from sales to a diverse set of customers located primarily in the United States. Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts, as described below. Accordingly, management believes that the Company’s trade receivables do not represent a substantial concentration of credit risk.

The Company extends credit to customers in the normal course of business and does not require collateral or any other security to support amounts due. Management performs ongoing credit evaluations of its customers. The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection by considering among other things, its past experience with customers, the length of time that the balance is past due, the customer’s current ability to pay and available information about the credit risk on such customers. Provisions for the allowance for doubtful accounts are recorded under general and administrative expenses in the consolidated Statements of Operations and Comprehensive Loss. During the reported periods, the Company has recorded allowance for credit losses in respect of accounts receivable in amount of $20 thousand.

Fair Value Measurements
P.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the ASC 820, “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy. The valuation of certain financial instruments classified under fair value through profit or loss category and the fair value of reporting units for purposes of goodwill impairment analysis (in periods when such analysis is based on the income approach), fall under this category.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal or a close approximation to their fair value due to the short-term nature of these instruments.

Warrants
Q.	Warrants

Certain warrants that were issued to a commercial bank as part of entering into funding transaction is classified as a component of permanent equity since they are freestanding financial instruments that are legally detachable and separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise for a fixed exercise price and thus, are considered as indexed to the Company’s own shares. In addition, the warrants must require physical share settlement and may not provide any guarantee of value or return. As such warrants were issued together with financial instruments that are not subsequently measured at fair value the warrants were measured based on allocation of the proceeds received by the Company in accordance with the relative fair value basis. When applicable, direct issuance expenses that were allocated to such warrants were deducted from additional paid-in capital. In 2024, warrants granted to commercial bank have been fully exercised on a cashless basis.

Down round feature is disregarded when assessing whether an instrument is indexed to its own shares, for purposes of determining liability or equity classification. Based on its evaluation, management has determined that certain warrants with down-round protection are eligible for equity classification. Upon the occurrence of an event that triggers down round protection (i.e., when the warrants’ exercise price is adjusted downward because of the down round feature), the effect is accounted for as a deemed dividend and as a reduction of income available to common shareholders for purposes of basic earnings per share (EPS) calculation. During the year ended December 31, 2023, down-round protection was triggered upon completion of the U.S IPO under which the Company recorded a deemed dividend amounted of $7.

Derivative Warrants Liability
R.	Derivative Warrants Liability

Certain warrants that were granted by the Company for commercial banks through funding transaction entitle the bank to exercise the warrants for a variable number of shares and/or for a variable exercise price and thus the fixed-for-fixed criteria is not met. Accordingly, the warrants are classified as a non-current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”).

Following the completion of the U.S. IPO, the fair value of the aforesaid warrants derivative liability is estimated internally by the Company’s management by using the Black-Scholes Model that is based on several assumptions, of which the most significant is the expected share price volatility, which was calculated based upon historical volatility of peer companies in the same industry on weekly basis. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The above assumptions are reviewed on a regular basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of the “Financing (income) expenses, net” line in the consolidated Statements of Operations and Comprehensive Loss, until such warrants are exercised, expired or eligible for exercise for fixed number of shares or for fixed exercise price. When applicable, direct issuance expenses that were allocated to the above warrants were expensed, as incurred.

Basic and diluted net loss per Ordinary Share
S.	Basic and diluted net loss per Ordinary Share

Until 2023 the Company applied the two-class method as required by ASC 260-10, “Earnings Per Share” (“ASC 260-10”), which requires the income or loss per share for each class of shares outstanding (Ordinary Shares and all other shares with preferences over the Ordinary Shares) to be calculated assuming 100% of the Company’s earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported periods. According to the provisions of ASC 260-10, the Company’s Convertible Preferred Shares and Convertible Ordinary 1 and 2 Shares did not have contractual obligations to share losses of the Company and therefore were not included in the computation in the period of net loss per share. Upon the listing of the Company’s Ordinary Shares on the Nasdaq in connection with the U.S. IPO in February 2023, the entire balance of the Preferred Shares and Ordinary 1 and 2 Shares was converted into Ordinary Shares.

Basic net loss per Ordinary Share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the year using the treasury stock method with respect to shares with preferences over Ordinary Shares, options and certain warrants and using the if-converted method with respect to convertible advance investments and certain warrants accounted for as derivative liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of options or warrants.

During the years ended December 31, 2025, 2024 and 2023, the total weighted average number of Ordinary Shares related to outstanding shares with preferences over Ordinary Shares (Convertible Ordinary 1 and 2 shares and Convertible Preferred Shares), options, warrants and convertible advance investments excluded from the calculation of the diluted loss per share was 1,649,915, 1,306,124 and 3,080,012 , respectively.

The net loss from operations and the weighted average number of Ordinary Shares used in computing basic and diluted net loss per share from operations for the years ended December 31, 2025, 2024 and 2023, are as follows:

	Year ended December 31,
	2025	2024	2023

Numerator:
Net loss	$(6,020)	$(3,353)	$(695)
Deemed dividend related to trigger of down round protection feature (see Note 10B below)	-	-	(7)
Net basic loss	$(6,020)	$(3,353)	$(702)
Change in fair value of derivative warrant liability (see Note 8 below)	-	-	(66)
Change in fair value of convertible advanced investment (see Note 10B below)	-	-	(269)
Net diluted loss	$(6,020)	$(3,353)	$(1,037)

Denominator:
Ordinary shares used in computing basic net loss per share	15,525,082	15,167,476	11,194,097
Incremental ordinary shares to be issued upon exercise of derivative warrant liability	-	-	24,834
Incremental ordinary shares to be issued upon conversion of convertible advanced investments	-	-	230,880
Ordinary shares used in computing diluted net loss per share	15,525,082	15,167,476	11,449,811

Basic net loss per ordinary share	$(0.39)	$(0.22)	$(0.06)
Diluted net loss per ordinary share	$(0.39)	$(0.22)	$(0.09)

Share-based compensation
T.	Share-based compensation

The Company measures and recognizes compensation expense for all equity-based payments to employees based on their estimated fair values in accordance with ASC 718, “Compensation-Stock Compensation”. Share-based payments are recognized in the Statement of Operations and Comprehensive Loss as an operating expense (unless they are eligible to be capitalized as part of the cost of internal developed asset) based on fair value of the award at the grant date by using Black-Scholes option-pricing model. The inputs for the valuation analysis of the options include several assumptions of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of peer companies in the same industry on a weekly basis. The expected option term represents the period that the Company’s options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future. The Company expensed compensation costs net of estimated forfeitures over the requisite service period by applying the straight-line method.

Accounting Pronouncements Adopted During the Current Year
U.	Accounting Pronouncements Adopted During the Current Year

Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09 on Improvements to Income Tax Disclosures that require greater disaggregation of income tax disclosures to the income rate tax rate reconciliation and income taxes paid. The updates are effective for annual periods beginning after December 15, 2024.

The Company adopted ASU 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements. The adoption of this guidance did not have material effect on the consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted
V.	Recently issued accounting pronouncements, not yet adopted
1.	In November 2024, the FASB issued ASU 2024-03 on Disaggregation of Income Statement Expenses that enhances disclosure of certain costs and expenses to provide enhanced transparency into the expenses presented in the income statement. The updates are effective for annual periods beginning after December 15, 2026, and may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company intends to apply the guidance in fiscal year 2027. The Company is currently assessing the impact of the disclosure of this standard.
2.	In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05), which provides a practical expedient when estimating credit losses on accounts receivable and contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, and interim periods within those annual reporting periods. The Company is currently assessing the impact of the disclosure of this standard.
3.	In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Topic 350-40): Targeted Improvements (ASU 2025-06). ASU 2025-06 provides updated guidance clarifying the capitalization of costs related to internal-use software, including enhanced guidance on cloud computing arrangements. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.